Tributary Small Company Fund (Prospectus Summary) | Tributary Small Company Fund
Tributary Small Company Fund
Investment Objective
The Tributary Small Company Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Tributary Small Company Fund		Institutional Class	Institutional Plus Class
Management Fees		0.85%	0.85%
Distribution (12b-1) Fees		none	none
Other Expenses		0.49%	0.23%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.35%	1.09%
Fee Waiver	[2]	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver		1.22%	0.96%
[1]	Because the Fund invests in other funds, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses. All of the expenses of the Fund and acquired (underlying) funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably.
[2]	The investment adviser has contractually agreed to waive 0.13% of its Management Fees for the period August 1, 2012 through July 31, 2013. This waiver is only terminable upon the approval of the Fund's Board of Directors.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Tributary Small Company Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	124	415	727	1,613
Institutional Plus Class	98	334	588	1,317

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights, of companies with small market capitalization. A company's market capitalization is generally considered "small" if it is less than $4 billion.

The investment adviser seeks to implement a value oriented approach to the portfolio that targets companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.
Principal Risks
The value of the Fund's shares depends on the value of the securities it owns.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following risks:

General Market Risk: Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels, and political events. There is a risk the investment adviser will not accurately predict the direction of these and other factors and, as a result, the investment adviser's investment decisions may not accomplish what they were intended to achieve.

Common Stock Risk: Companies in which the Fund is invested may not perform as anticipated. Additionally, the value of a Fund investment may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower market price for a stock even when the company's fundamentals are strong. A company's stock may drop as a result of technological, environmental, or regulatory change or as a result of company news or a change in expected earnings.

Small-Cap Stock Risk: Small-cap stocks are generally less liquid than large-cap and mid-cap stocks, and may be more affected by technological, environmental, or regulatory change.

Convertible Securities Risk: The Fund may purchase convertible securities which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. When interest rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, their prices can be affected by changes in the market value of the common stock into which they can be converted.

Value Investing Risk: The Fund's value approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Performance History for Past 10 Years
The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the
Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for 1, 5, and
10 years to broad measures of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.
Annual Total Returns -- Institutional Class (%)

The Institutional Class' total return for the six-month period ended June 30, 2012 was 4.57%. Best Quarter Worst Quarter September 30, 2009 December 31, 2008 21.03% -23.77%
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns Tributary Small Company Fund	Label		1 Year	5 Years	10 Years
Institutional Class	Institutional Class Return Before Taxes		0.55%	4.71%	7.44%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions		(0.27%)	3.75%	6.64%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares		1.36%	3.92%	6.42%
Institutional Plus Class	Institutional Plus Class Return Before Taxes	[1]	0.76%	4.75%	7.46%
Russell 2000 Index	Russell 2000 Index		(4.18%)	0.15%	5.62%
Russell 2000 Value Index	Russell 2000 Value Index		(5.50%)	(1.87%)	6.40%
[1]	The performance information shown above for the Institutional Plus Class reflects the Fund's Institutional Class returns for the periods prior to the inception date of the Institutional Plus Class (December 17, 2010). Unlike Institutional Plus Class shares, Institutional Class shares impose a non-12b-1 shareholder services fee of 0.25%, which is reflected in the return information. Accordingly, had the Institutional Plus Class been in operation prior to December 17, 2010, the performance for that period would have been different as a result of lower annual operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are applicable for Institutional
Class shares only.